UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2009
DATE OF REPORTING PERIOD: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

Calamos Convertible and High Income Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CORPORATE BONDS (82.5%)
	Consumer Discretionary (20.4%)
4,559,000	Asbury Automotive Group, Inc.∧ 7.625%, 03/15/17	$2,119,935
986,000	Boyd Gaming Corp.∧ 7.125%, 02/01/16	638,435
3,943,000	Cooper Tire & Rubber Company 8.000%, 12/15/19	1,951,785
	D.R. Horton, Inc.
3,943,000	7.875%, 08/15/11	3,568,415
1,971,000	9.750%, 09/15/10	1,852,740
14,145,000	DIRECTV Financing Company, Inc. 8.375%, 03/15/13	14,286,450
6,210,000	DISH Network Corp. 7.125%, 02/01/16	5,744,250
11,828,000	Expedia, Inc.~ 7.456%, 08/15/18	9,639,820
6,678,000	GameStop Corp. 8.000%, 10/01/12	6,644,610
	General Motors Corp.∧
6,407,000	7.200%, 01/15/11	1,329,452
4,731,000	7.125%, 07/15/13	768,788
4,928,000	Goodyear Tire & Rubber Company 7.000%, 03/15/28	3,129,280
7,146,000	Hanesbrands, Inc.‡ 5.698%, 12/15/14	5,252,310
9,167,000	Hasbro, Inc. 6.600%, 07/15/28	7,811,467
4,928,000	Interpublic Group of Companies, Inc. 7.250%, 08/15/11	3,720,640
	J.C. Penney Company, Inc.
1,479,000	7.650%, 08/15/16	1,175,391
822,000	9.000%, 08/01/12	764,308
2,937,000	Jarden Corp.∧ 7.500%, 05/01/17	2,129,325
3,164,000	Kellwood Company 7.625%, 10/15/17	237,300
3,450,000	Liberty Media Corp. 8.250%, 02/01/30	1,702,716
3,869,000	Mandalay Resort Group 7.625%, 07/15/13	1,238,080
9,147,000	Oxford Industries, Inc. 8.875%, 06/01/11	6,905,985
936,000	Phillips-Van Heusen Corp. 8.125%, 05/01/13	851,760
4,928,000	Pulte Homes, Inc. 7.875%, 08/01/11	4,632,320
	Royal Caribbean Cruises, Ltd.
11,730,000	7.500%, 10/15/27	5,806,350
2,464,000	7.000%, 06/15/13	1,503,040
	Service Corp. International
8,378,000	7.500%, 04/01/27	5,990,270
2,957,000	7.625%, 10/01/18	2,735,225
1,479,000	Sotheby’s Holdings, Inc.* 7.750%, 06/15/15	820,845
6,900,000	Toll Brothers, Inc. 8.250%, 12/01/11	6,693,000
8,477,000	Vail Resorts, Inc. 6.750%, 02/15/14	6,739,215
1,971,000	Warner Music Corp. GBP 8.125%, 04/15/14	1,442,468

		119,825,975

	Consumer Staples (10.5%)
5,303,000	Alliance One International, Inc. 8.500%, 05/15/12	4,215,885
13,800,000	Anheuser-Busch InBev, NV 5.000%, 03/01/19	11,593,173
5,421,000	Chattem, Inc. 7.000%, 03/01/14	4,892,452
6,161,000	Chiquita Brands International, Inc.∧ 8.875%, 12/01/15	5,052,020
4,771,000	Constellation Brands, Inc. 7.250%, 09/01/16	4,580,160
5,574,000	Del Monte Foods Company 8.625%, 12/15/12	5,685,480
4,436,000	NBTY, Inc. 7.125%, 10/01/15	3,537,710
	Pilgrim’s Pride Corp. (in default)**
7,836,000	8.375%, 05/01/17	1,057,860
2,514,000	7.625%, 05/01/15	993,030
	Reynolds American, Inc.
6,407,000	7.300%, 07/15/15	5,678,928
3,943,000	7.625%, 06/01/16	3,444,968
3,943,000	7.250%, 06/15/37~	3,049,276
	Smithfield Foods, Inc.
9,857,000	7.750%, 07/01/17	6,727,402
1,971,000	7.750%, 05/15/13	1,428,975

		61,937,319

	Energy (11.5%)
7,393,000	Arch Western Finance, LLC 6.750%, 07/01/13	7,041,833
3,746,000	Bristow Group, Inc. 7.500%, 09/15/17	2,753,310
3,184,000	Chesapeake Energy Corp. 6.875%, 11/15/20	2,563,120
2,464,000	Complete Production Services, Inc. 8.000%, 12/15/16	1,737,120
7,440,000	Dresser-Rand Group, Inc. 7.375%, 11/01/14	6,138,000
493,000	GulfMark Offshore, Inc. 7.750%, 07/15/14	387,005
9,857,000	Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	5,667,775
2,883,000	Mariner Energy, Inc. 8.000%, 05/15/17	1,859,535

See accompanying Notes to Schedule of Investments

Calamos Convertible And High Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

6,801,000		Petrohawk Energy Corp. 7.125%, 04/01/12	$5,950,875
7,491,000		Superior Energy Services, Inc. 6.875%, 06/01/14	6,067,710
2,957,000		Swift Energy Company 7.625%, 07/15/11	2,557,805
17,250,000		Valero Energy Corp. 7.500%, 06/15/15	16,315,636
3,519,000		Whiting Petroleum Corp. 7.250%, 05/01/12	3,008,745
6,851,000		Williams Companies, Inc ~ 7.750%, 06/15/31	5,699,840

			67,748,309

		Financials (8.9%)
		Ford Motor Credit Company, LLC
7,886,000		8.625%, 11/01/10	6,307,696
6,161,000		9.875%, 08/10/11	4,682,360
10,843,000		Host Hotels & Resorts, Inc. 7.125%, 11/01/13	9,433,410
		Leucadia National Corp.
7,205,000		8.125%, 09/15/15	5,872,075
5,914,000		7.000%, 08/15/13	4,997,330
6,900,000		Nuveen Investments, Inc.* 10.500%, 11/15/15	1,932,000
936,000		Omega Healthcare Investors, Inc. 7.000%, 04/01/14	865,800
		Senior Housing Properties Trust
4,928,000		8.625%, 01/15/12	4,361,280
3,482,000		7.875%, 04/15/15∧	2,803,010
12,814,000		SLM Corp. 8.450%, 06/15/18	10,917,913

			52,172,874

		Health Care (0.3%)
1,971,000		Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	1,803,465

		Industrials (7.2%)
1,055,000		Belden, Inc. 7.000%, 03/15/17	807,075
1,883,000		Deluxe Corp. 7.375%, 06/01/15	1,167,460
13,800,000		Esterline Technologies Corp.∧ 7.750%, 06/15/13	12,903,000
493,000		FTI Consulting, Inc. 7.625%, 06/15/13	478,210
3,450,000		Gardner Denver, Inc. 8.000%, 05/01/13	3,057,562
1,479,000		GATX Corp. 8.875%, 06/01/09	1,466,633
1,843,000		H&E Equipment Service, Inc. 8.375%, 07/15/16	1,105,800
5,816,000		Interline Brands, Inc. 8.125%, 06/15/14	4,681,880
1,971,000	GBP	Iron Mountain, Inc.* 7.250%, 04/15/14	2,627,863
		Terex Corp.
6,900,000		8.000%, 11/15/17	5,761,500
1,868,000		7.375%, 01/15/14	1,634,500
2,218,000		Trinity Industries, Inc. 6.500%, 03/15/14	1,874,210
1,971,000		Wesco Distribution, Inc. 7.500%, 10/15/17	1,389,555
3,943,000		Westinghouse Air Brake Technologies Corp. 6.875%, 07/31/13	3,588,130

			42,543,378

		Information Technology (11.3%)
		Amkor Technology, Inc.
10,153,000		9.250%, 06/01/16	5,685,680
2,957,000		7.750%, 05/15/13	1,726,149
4,928,000		Anixter International, Inc. 5.950%, 03/01/15	4,040,960
2,701,000		Arrow Electronics, Inc. ~ 6.875%, 06/01/18	2,322,860
		Celestica, Inc.
8,378,000		7.625%, 07/01/13	7,246,970
3,943,000		7.875%, 07/01/11	3,745,850
1,971,000		Flextronics International, Ltd. 6.500%, 05/15/13	1,626,075
5,865,000		Freescale Semiconductor, Inc. 8.875%, 12/15/14	1,319,625
4,928,000		Jabil Circuit, Inc. 8.250%, 03/15/18	3,794,560
5,914,000		Lender Processing Services, Inc. 8.125%, 07/01/16	5,647,870
2,957,000		NXP, BV∧ 7.875%, 10/15/14	842,745
3,450,000		Seagate Technology 6.800%, 10/01/16	1,845,750
8,773,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	7,369,320
20,207,000		Xerox Corp. 7.625%, 06/15/13	19,055,059

			66,269,473

		Materials (6.9%)
2,070,000		Airgas, Inc.* 7.125%, 10/01/18	1,909,575
2,957,000		Ball Corp. 6.875%, 12/15/12	2,971,785
2,355,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	1,236,375
		Ineos Group Holdings, PLC*
5,914,000	EUR	7.875%, 02/15/16	492,199
986,000		8.500%, 02/15/16∧	54,230
3,401,000		Mosaic Company* 7.625%, 12/01/16	3,201,531

See accompanying Notes to Schedule of Investments

Calamos Convertible And High Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

8,871,000	Neenah Paper, Inc. 7.375%, 11/15/14	$4,923,405
2,464,000	P.H. Glatfelter Company 7.125%, 05/01/16	2,088,240
4,928,000	Sealed Air Corp.* 6.875%, 07/15/33	3,332,900
2,750,000	Steel Dynamics, Inc.* 7.750%, 04/15/16	2,213,750
9,364,000	Terra Industries, Inc. 7.000%, 02/01/17	8,287,140
1,971,000	Texas Industries, Inc. 7.250%, 07/15/13	1,497,960
	Union Carbide Corp.
4,781,000	7.875%, 04/01/23	3,795,990
3,204,000	7.500%, 06/01/25	2,399,110
3,647,000	Westlake Chemical Corp. 6.625%, 01/15/16	1,951,145

		40,355,335

	Telecommunication Services (4.6%)
5,954,000	CenturyTel, Inc. 6.875%, 01/15/28	4,117,262
8,083,000	Frontier Communications Corp. 9.000%, 08/15/31	6,062,250
6,900,000	Leap Wireless International, Inc. 9.375%, 11/01/14	6,313,500
6,900,000	Qwest Communications International, Inc. 7.750%, 02/15/31	4,795,500
6,900,000	Sprint Nextel Corp. 7.375%, 08/01/15	3,244,477
4,436,000	Syniverse Technologies, Inc. 7.750%, 08/15/13	2,517,430

		27,050,419

	Utilities (0.9%)
6,900,000	Energy Future Holdings Corp. 10.500%, 11/01/15	5,140,500

	TOTAL CORPORATE BONDS (Cost $643,914,116)	484,847,047

CONVERTIBLE BONDS (29.9%)
	Consumer Discretionary (2.5%)
	Interpublic Group of Companies, Inc.
5,000,000	4.750%, 03/15/23	2,918,750
1,000,000	4.250%, 03/15/23	631,250
13,000,000	Liberty Media Corp. (Time Warner, Inc.) ∞ 3.125%, 03/30/23	10,091,250
2,320,000	Liberty Media Corp. (Viacom, CBS Corp.-Class B) ∞ 3.250%, 03/15/31	809,100

		14,450,350

	Energy (2.1%)
11,000,000	Chesapeake Energy Corp. 2.250%, 12/15/38	5,761,250
12,000,000	SeaDrill, Ltd. 3.625%, 11/08/12	6,430,257

		12,191,507

	Financials (1.7%)
	Health Care REIT, Inc.
4,270,000	4.750%, 07/15/27∧	3,976,437
1,000,000	4.750%, 12/01/26	947,500
6,000,000	SVB Financial Group* 3.875%, 04/15/11	4,800,000

		9,723,937

	Health Care (5.9%)
11,500,000	Cubist Pharmaceuticals, Inc. 2.250%, 06/15/13	10,134,375
20,000,000	Life Technologies Corp. 3.250%, 06/15/25	18,200,000
7,000,000	Millipore Corp. 3.750%, 06/01/26	6,405,000

		34,739,375

	Industrials (3.5%)
13,500,000	L-3 Communications Holdings, Inc. 3.000%, 08/01/35	14,175,000
13,000,000	Trinity Industries, Inc. 3.875%, 06/01/36	6,581,250

		20,756,250

	Information Technology (13.3%)
10,000,000	Blackboard, Inc. 3.250%, 07/01/27	8,487,500
7,000,000	Euronet Worldwide, Inc. 3.500%, 10/15/25	4,480,000
14,000,000	Informatica Corp. 3.000%, 03/15/26	13,107,500
41,000,000	Intel Corp. 2.950%, 12/15/35	31,621,250
21,000,000	Linear Technology Corp. 3.000%, 05/01/27	16,563,750
6,000,000	ON Semiconductor Corp. 2.625%, 12/15/26	3,802,500

		78,062,500

	Materials (0.4%)
2,090,000	Newmont Mining Corp. 3.000%, 02/15/12	2,338,188

	Telecommunication Services (0.5%)
3,000,000	NII Holdings, Inc. 2.750%, 08/15/25	2,658,750

	TOTAL CONVERTIBLE BONDS (Cost $226,711,761)	174,920,857

See accompanying Notes to Schedule of Investments

Calamos Convertible And High Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

SYNTHETIC CONVERTIBLE SECURITIES (1.5%)
Corporate Bonds (1.3%)
		Consumer Discretionary (0.3%)
66,000		Asbury Automotive Group, Inc.∧ 7.625%, 03/15/17	$30,690
14,000		Boyd Gaming Corp.∧ 7.125%, 02/01/16	9,065
57,000		Cooper Tire & Rubber Company 8.000%, 12/15/19	28,215
		D.R. Horton, Inc.
57,000		7.875%, 08/15/11	51,585
29,000		9.750%, 09/15/10	27,260
205,000		DIRECTV Financing Company, Inc. 8.375%, 03/15/13	207,050
90,000		DISH Network Corp. 7.125%, 02/01/16	83,250
172,000		Expedia, Inc. ~ 7.456%, 08/15/18	140,180
97,000		GameStop Corp. 8.000%, 10/01/12	96,515
		General Motors Corp.∧
93,000		7.200%, 01/15/11	19,297
69,000		7.125%, 07/15/13	11,213
72,000		Goodyear Tire & Rubber Company 7.000%, 03/15/28	45,720
104,000		Hanesbrands, Inc.‡ 5.698%, 12/15/14	76,440
133,000		Hasbro, Inc. 6.600%, 07/15/28	113,333
72,000		Interpublic Group of Companies, Inc. 7.250%, 08/15/11	54,360
		J.C. Penney Company, Inc.
21,000		7.650%, 08/15/16	16,689
12,000		9.000%, 08/01/12	11,158
43,000		Jarden Corp.∧ 7.500%, 05/01/17	31,175
46,000		Kellwood Company 7.625%, 10/15/17	3,450
50,000		Liberty Media Corp. 8.250%, 02/01/30	24,677
56,000		Mandalay Resort Group 7.625%, 07/15/13	17,920
133,000		Oxford Industries, Inc. 8.875%, 06/01/11	100,415
14,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	12,740
72,000		Pulte Homes, Inc. 7.875%, 08/01/11	67,680
		Royal Caribbean Cruises, Ltd.
170,000		7.500%, 10/15/27	84,150
36,000		7.000%, 06/15/13	21,960
		Service Corp. International
122,000		7.500%, 04/01/27	87,230
43,000		7.625%, 10/01/18	39,775
21,000		Sotheby’s Holdings, Inc.*
		7.750%, 06/15/15	11,655
100,000		Toll Brothers, Inc. 8.250%, 12/01/11	97,000
123,000		Vail Resorts, Inc. 6.750%, 02/15/14	97,785
29,000	GBP	Warner Music Corp. 8.125%, 04/15/14	21,224

			1,740,856

		Consumer Staples (0.2%)
77,000		Alliance One International, Inc. 8.500%, 05/15/12	61,215
200,000		Anheuser-Busch InBev, NV 5.000%, 03/01/19	168,017
79,000		Chattem, Inc. 7.000%, 03/01/14	71,298
89,000		Chiquita Brands International, Inc.∧ 8.875%, 12/01/15	72,980
69,000		Constellation Brands, Inc. 7.250%, 09/01/16	66,240
81,000		Del Monte Foods Company 8.625%, 12/15/12	82,620
64,000		NBTY, Inc. 7.125%, 10/01/15	51,040
		Pilgrim’s Pride Corp. (in default)**
114,000		8.375%, 05/01/17	15,390
36,000		7.625%, 05/01/15	14,220
		Reynolds American, Inc.
93,000		7.300%, 07/15/15	82,432
57,000		7.625%, 06/01/16	49,800
57,000		7.250%, 06/15/37 ~	44,080
		Smithfield Foods, Inc.
143,000		7.750%, 07/01/17	97,597
29,000		7.750%, 05/15/13	21,025

			897,954

		Energy (0.2%)
107,000		Arch Western Finance, LLC 6.750%, 07/01/13	101,918
54,000		Bristow Group, Inc. 7.500%, 09/15/17	39,690
46,000		Chesapeake Energy Corp. 6.875%, 11/15/20	37,030
36,000		Complete Production Services, Inc. 8.000%, 12/15/16	25,380
108,000		Dresser-Rand Group, Inc. 7.375%, 11/01/14	89,100
7,000		GulfMark Offshore, Inc. 7.750%, 07/15/14	5,495
143,000		Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	82,225
42,000		Mariner Energy, Inc. 8.000%, 05/15/17	27,090

See accompanying Notes to Schedule of Investments

Calamos Convertible And High Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

99,000		Petrohawk Energy Corp. 7.125%, 04/01/12	$86,625
109,000		Superior Energy Services, Inc. 6.875%, 06/01/14	88,290
43,000		Swift Energy Company 7.625%, 07/15/11	37,195
250,000		Valero Energy Corp. 7.500%, 06/15/15	236,458
51,000		Whiting Petroleum Corp. 7.250%, 05/01/12	43,605
99,000		Williams Companies, Inc. ~ 7.750%, 06/15/31	82,365

			982,466

		Financials (0.1%)
		Ford Motor Credit Company, LLC
114,000		8.625%, 11/01/10	91,184
89,000		9.875%, 08/10/11	67,640
157,000		Host Hotels & Resorts, Inc. 7.125%, 11/01/13	136,590
		Leucadia National Corp.
105,000		8.125%, 09/15/15	85,575
86,000		7.000%, 08/15/13	72,670
100,000		Nuveen Investments, Inc.* 10.500%, 11/15/15	28,000
14,000		Omega Healthcare Investors, Inc. 7.000%, 04/01/14	12,950
72,000		Senior Housing Properties Trust 8.625%, 01/15/12	63,720
51,000		7.875%, 04/15/15∧	41,055
186,000		SLM Corp. 8.450%, 06/15/18	158,478

			757,862

		Health Care (0.0%)
29,000		Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	26,535

		Industrials (0.1%)
15,000		Belden, Inc. 7.000%, 03/15/17	11,475
27,000		Deluxe Corp. 7.375%, 06/01/15	16,740
200,000		Esterline Technologies Corp.∧ 7.750%, 06/15/13	187,000
7,000		FTI Consulting, Inc. 7.625%, 06/15/13	6,790
50,000		Gardner Denver, Inc. 8.000%, 05/01/13	44,313
21,000		GATX Corp. 8.875%, 06/01/09	20,824
27,000		H&E Equipment Service, Inc. 8.375%, 07/15/16	16,200
84,000		Interline Brands, Inc. 8.125%, 06/15/14	67,620
29,000	GBP	Iron Mountain, Inc.* 7.250%, 04/15/14	38,665
		Terex Corp.
100,000		8.000%, 11/15/17	83,500
27,000		7.375%, 01/15/14	23,625
32,000		Trinity Industries, Inc. 6.500%, 03/15/14	27,040
29,000		Wesco Distribution, Inc. 7.500%, 10/15/17	20,445
57,000		Westinghouse Air Brake Technologies Corp. 6.875%, 07/31/13	51,870

			616,107

		Information Technology (0.2%)
		Amkor Technology, Inc.
147,000		9.250%, 06/01/16	82,320
43,000		7.750%, 05/15/13	25,101
72,000		Anixter International, Inc. 5.950%, 03/01/15	59,040
39,000		Arrow Electronics, Inc. ~ 6.875%, 06/01/18	33,540
		Celestica, Inc.
122,000		7.625%, 07/01/13	105,530
57,000		7.875%, 07/01/11	54,150
29,000		Flextronics International, Ltd. 6.500%, 05/15/13	23,925
85,000		Freescale Semiconductor, Inc. 8.875%, 12/15/14	19,125
72,000		Jabil Circuit, Inc. 8.250%, 03/15/18	55,440
86,000		Lender Processing Services, Inc. 8.125%, 07/01/16	82,130
43,000		NXP, BV∧ 7.875%, 10/15/14	12,255
50,000		Seagate Technology 6.800%, 10/01/16	26,750
127,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	106,680
293,000		Xerox Corp. 7.625%, 06/15/13	276,297

			962,283

		Materials (0.1%)
30,000		Airgas, Inc.* 7.125%, 10/01/18	27,675
43,000		Ball Corp. 6.875%, 12/15/12	43,215
34,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	17,850
		Ineos Group Holdings, PLC*
86,000	EUR	7.875%, 02/15/16	7,158
14,000		8.500%, 02/15/16∧	770
49,000		Mosaic Company* 7.625%, 12/01/16	46,126

See accompanying Notes to Schedule of Investments

Calamos Convertible And High Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

129,000		Neenah Paper, Inc. 7.375%, 11/15/14	$71,595
36,000		P.H. Glatfelter Company 7.125%, 05/01/16	30,510
72,000		Sealed Air Corp.* 6.875%, 07/15/33	48,695
40,000		Steel Dynamics, Inc.* 7.750%, 04/15/16	32,200
136,000		Terra Industries, Inc. 7.000%, 02/01/17	120,360
29,000		Texas Industries, Inc. 7.250%, 07/15/13	22,040
		Union Carbide Corp.
69,000		7.875%, 04/01/23	54,784
46,000		7.500%, 06/01/25	34,444
53,000		Westlake Chemical Corp. 6.625%, 01/15/16	28,355

			585,777

		Telecommunication Services (0.1%)
86,000		CenturyTel, Inc. 6.875%, 01/15/28	59,470
117,000		Frontier Communications Corp. 9.000%, 08/15/31	87,750
100,000		Leap Wireless International, Inc. 9.375%, 11/01/14	91,500
100,000		Qwest Communications International, Inc. 7.750%, 02/15/31	69,500
100,000		Sprint Nextel Corp. 7.375%, 08/01/15	47,021
64,000		Syniverse Technologies, Inc. 7.750%, 08/15/13	36,320

			391,561

		Utilities (0.0%)
100,000		Energy Future Holdings Corp. 10.500%, 11/01/15	74,500

		TOTAL CORPORATE BONDS	7,035,901

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.2%)#
		Consumer Discretionary (0.1%)
		Nike, Inc.-Class B
670		Call, 01/16/10, Strike $60.00	214,400
550		Call, 01/16/10, Strike $70.00	83,875

			298,275

		Consumer Staples (0.0%)
1,350		Sysco Corp. Call, 01/16/10, Strike $30.00	84,375
1,050		Walgreen Company Call, 01/16/10, Strike $32.50	191,625

			276,000

		Health Care (0.1%)
690		Gilead Sciences, Inc. Call, 01/16/10, Strike $55.00	414,000

		Information Technology (0.0%)
80		Apple, Inc. Call, 01/16/10, Strike $170.00	13,440
		QUALCOMM, Inc.
630		Call, 01/16/10, Strike $45.00	161,595
525		Call, 01/16/10, Strike $50.00	78,488

			253,523

		TOTAL PURCHASED OPTIONS	1,241,798

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $14,182,757)	8,277,699

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (21.7%)
		Consumer Discretionary (0.8%)
8,500		Stanley Works‡ 5.125%	4,815,250

		Consumer Staples (3.8%)
410,000		Archer Daniels Midland Company 6.250%	14,784,600
17,500		Bunge, Ltd. 5.125%	7,525,000

			22,309,600

		Financials (4.0%)
175,000		American International Group, Inc. 8.500%	1,575,000
19,500		Bank of America Corp. 7.250%	10,237,500
390,000		Citigroup, Inc. 6.500%	5,947,500
525,000		MetLife, Inc. 6.375%	4,341,750
35,000		Reinsurance Group of America, Inc. 5.750%	1,597,925

			23,699,675

		Health Care (7.3%)
185	EUR	Bayer, AG 6.625%	13,016,225
170,000		Schering-Plough Corp. 6.000%	29,581,700

			42,597,925

		Industrials (1.1%)
230,000		Avery Dennison Corp. 7.875%	6,670,000

See accompanying Notes to Schedule of Investments

Calamos Convertible And High Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Materials (4.7%)
222,500		Freeport-McMoRan Copper & Gold, Inc. 6.750%	$10,368,500
1,750	CHF	Givaudan, SA 5.375%	10,635,404
210,000		Vale Capital, Ltd. (Companhia Vale do Rio Doce) ∞ 5.500%	6,541,500

			27,545,404

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $241,471,427)	127,637,854

COMMON STOCKS (3.0%)
		Consumer Discretionary (2.4%)
243,502		Amazon.com, Inc.#	14,322,788

		Financials (0.6%)
128,362		MetLife, Inc.	3,687,840

		TOTAL COMMON STOCKS (Cost $27,903,141)	18,010,628

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (1.9%)
		Consumer Discretionary (0.3%)
230,000		Deutsche Bank, AG (Royal Caribbean Cruises, Ltd.)* 12.000%, 03/27/09	1,612,300

		Information Technology (1.6%)
164,500		Bank of America Corp. (Infosys Technologies, Ltd.)* 12.000%, 02/09/09	4,425,050
255,000		Deutsche Bank, AG (Dell Inc.)* 12.000%, 02/13/09	2,524,500
230,000		Goldman Sachs Group, Inc. (Nokia Corp.)* 12.000%, 02/12/09	2,796,800

			9,746,350

		TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $25,764,994)	11,358,650

NUMBER OF
SHARES			VALUE

INVESTMENT IN AFFILIATED FUND (2.9%)
		Financials (2.9%)
16,892,489		Calamos Government Money Market Fund - Class I SharesΩ (Cost $16,892,489)	16,892,489

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (2.4%)
215,438		Bank of New York Institutional Cash Reserve Fund π	23,698
14,362,000		Goldman Sachs Financial Square Prime Obligations Fund	14,362,000

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $14,577,438)	14,385,698

TOTAL INVESTMENTS (145.8%) (Cost $1,211,418,123)			856,330,922

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.5%)			(14,577,438)

LIABILITIES, LESS OTHER ASSETS (-29.7%)			(174,269,920)

PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS PAYABLE (-13.6%)			(80,006,121)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)			$587,477,443

NUMBER OF
CONTRACTS			VALUE

WRITTEN OPTIONS (-0.5%)#
		Consumer Discretionary (-0.2%)
2,400		Amazon.com, Inc. Call, 04/18/09, Strike $65.00	(930,000)

		Financials (-0.3%)
500		MetLife, Inc. Call, 03/21/09, Strike $40.00	(48,750)
200		Call, 06/20/09, Strike $35.00	(86,000)
		SPDR Trust Series 1
1,400		Call, 04/18/09, Strike $89.00	(412,300)
1,250		Call, 06/20/09, Strike $96.00	(288,750)
1,100		Call, 03/21/09, Strike $90.00	(190,300)
925		Call, 02/21/09, Strike $90.00	(58,275)
900		Call, 03/21/09, Strike $95.00	(55,800)
900		Call, 06/20/09, Strike $87.00	(501,750)
750		Call, 04/18/09, Strike $91.00	(167,625)
600		Call, 03/21/09, Strike $94.00	(45,600)

			(1,855,150)

		TOTAL WRITTEN OPTIONS (Premium $4,267,489)	(2,785,150)

NOTES TO SCHEDULE OF INVESTMENTS

∧	Security, or portion of security, is on loan.
~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total market value of $21,011,961.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2009.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2009, the value of 144A securities that could not be exchanged to the registered form is $22,761,129 or 3.9% of net assets applicable to common shareholders.

See accompanying Notes to Schedule of Investments

Calamos Convertible And High Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

**	On December 1, 2008, Pilgrim’s Pride Corp. filed for bankruptcy protection.
∞	Securities exchangeable or convertible into securities of one or more entities different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
Ω	Investment in an affiliated fund. During the period from November 1, 2008, through January 31, 2009, the fund had net purchases of $13,929,184, and earned $41,488 in dividend payments from the affiliated fund. As of October 31, 2008, the fund had holdings of $2,963,305 in the affiliated fund.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the Board of Trustees.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible and High Income Fund (the ”Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003.

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income.

Portfolio Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the board of trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31,2009.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2009. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows:

Cost basis of investments	$1,223,436,851

Gross unrealized appreciation	(111,466)
Gross unrealized depreciation	(366,994,463)

Net unrealized appreciation (depreciation)	$(367,105,929)

NOTE 3 – FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss when a position is closed or upon settlement of the contracts. There were no open forward currency contracts at January 31, 2009.

NOTE 4 – PREFERRED SHARES

There are unlimited shares of Auction Rate Cumulative Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as determined by the board of trustees. The 3,200 shares of Preferred Shares outstanding consist of six series, 558 shares of M, 558 shares of TU, 558 shares of W, 558 shares of TH, 558 shares of F, and 410 shares of A. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

NOTE 5 – BORROWINGS

The Fund has entered into a Revolving Credit and Security Agreement (the Agreement) with conduit lenders and a bank that allows it to borrow up to an initial limit of $413.4 million. The Fund may request that the lenders extend the availability of the agreement for up to two years, in one-year increments. Borrowings under the Agreement are secured by assets of the Fund. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the current terms of the Agreement, the Fund also pays a program fee on its outstanding borrowings to administer the facility and a liquidity fee on the total borrowing limit. Program and liquidity fees for the period ended January 31, 2009 totaled $1,968,612 and are included in interest expense and fees in the Statement of Operations. For the period ended January 31, 2009, the average borrowings under the Agreement and the average interest rate were $198,500,000 and 2.73%, respectively.

NOTE 6 – SECURITIES LENDING

The Fund may loan one or more of their securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. Upon receipt of cash or cash equivalent collateral, the Fund’s securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. The Fund records the investment of collateral as an asset and the value of the collateral as a liability on the Statements of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Fund will record unrealized depreciation equal to the decline in value of the invested collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call a loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Fund’s security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities. At January 31, 2009, the Fund held securities valued at $14,044,238 on loan to broker-dealers and banks and held $14,577,438 in cash or cash equivalent collateral which is currently valued at $14,385,698.

NOTE 7 – SYNTHETIC CONVERTIBLE INSTRUMENTS

The Fund may establish a ”synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (”fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (”convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 8 – STRUCTURED EQUITY LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract. Cash flows received from these securities are recorded as dividends on the Statement of Operations.

NOTE 9 – VALUATIONS

Effective November 1, 2008, the Fund has adopted the provisions of the Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

The Portfolio segregates its holdings into three levels based upon the inputs used to derive the fair value. “Level 1” holdings use inputs from unadjusted quoted prices from active markets. “Level 2” holdings reflect inputs other than quoted prices, but use observable market data. “Level 3” holdings are valued using unobservable inputs. These unobservable inputs for Level 3 holdings reflect the Portfolio’s assumptions about the factors market participants would consider in pricing the asset.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at fair value:

Asset Valuation Inputs

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$855,089,124	$130,673,592	$724,415,532	$0
Other Financial Instruments*	1,241,798	1,241,798	0	0

Total	$856,330,922	$131,915,390	$724,415,532	$0

Liability Valuation Inputs

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$0	$0	$0	$0
Other Financial Instruments*	(2,785,150)	(2,785,150)	0	0

Total	$(2,785,150)	$(2,785,150)	$0	$0

* Other Financial Instruments may include forwards, swaps, and options.

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 20, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 20, 2009

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 20, 2009